UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21727

First Trust Mortgage Income Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 61.2%
	Collateralized Mortgage Obligations – 56.0%
	Accredited Mortgage Loan Trust
$303,840	Series 2003-2, Class A1	4.98%	10/01/33	$310,022
	ACE Securities Corp. Home Equity Loan Trust
868,518	Series 2006-ASAP6, Class A2D, 1 Mo. LIBOR + 0.22% (a)	2.73%	12/25/36	442,756
	Banc of America Funding Corp.
72,046	Series 2008-R2, Class 1A4 (b)	6.00%	09/01/37	73,319
	Banc of America Mortgage Trust
51,076	Series 2002-L, Class 1A1 (c)	3.13%	12/01/32	44,559
191,000	Series 2005-A, Class 2A1 (c)	4.08%	02/01/35	189,865
	Chase Mortgage Finance Trust
153,279	Series 2007-A1, Class 1A3 (c)	4.51%	02/01/37	155,628
	CHL Mortgage Pass-Through Trust
123,978	Series 2005-HYB3, Class 2A6B (c)	3.79%	06/01/35	125,059
	Citigroup Mortgage Loan Trust
257,814	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (a)	4.68%	09/01/35	261,669
56,770	Series 2009-10, Class 1A1 (b) (c)	4.33%	09/01/33	57,819
636,255	Series 2012-7, Class 10A2 (b) (c)	4.71%	09/01/36	643,042
	COLT Mortgage Loan Trust
256,459	Series 2017-1, Class A1 (b)	2.61%	05/03/47	255,618
264,434	Series 2018-1, Class A1 (b)	2.93%	02/01/48	262,427
	Countrywide Asset-Backed Certificates
29,460	Series 2006-S8, Class A6	5.51%	04/01/36	29,625
	Countrywide Home Loan Mortgage Pass-Through Trust
428,052	Series 2003-46, Class 2A1 (c)	4.44%	01/01/34	426,675
278,946	Series 2006-21, Class A8	5.75%	02/01/37	234,148
449,630	Series 2006-HYB5, Class 3A1A (c)	4.24%	09/01/36	386,492
	Credit Suisse First Boston Mortgage Securities Corp.
352,153	Series 2004-AR2, Class 1A1 (c)	4.08%	03/01/34	350,811
317,082	Series 2004-AR8, Class 6A1 (c)	4.32%	09/01/34	320,379
137,566	Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)	2.81%	07/25/35	133,562
	Credit Suisse Mortgage Trust
22,947	Series 2011-12R, Class 3A1 (b) (c)	4.08%	07/27/36	23,035
83,579	Series 2014-11R, Class 9A1, 1 Mo. LIBOR + 0.14% (a) (b)	2.65%	10/27/36	83,430
	Deutsche ALT-A Securities, Inc., Mortgage Loan Trust
9,887	Series 2003-3, Class 3A1	5.00%	10/25/33	9,880
	DSLA Mortgage Loan Trust
608,356	Series 2004-AR3, Class 2A2A, 1 Mo. LIBOR + 0.74% (a)	3.25%	07/19/44	609,678
713,060	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.14% (a)	2.65%	04/19/47	697,560
	Galton Funding Mortgage Trust
472,045	Series 2018-2, Class A41 (b)	4.50%	10/01/58	480,728
	GMAC Mortgage Corporation Loan Trust
106,134	Series 2004-AR1, Class 22A (c)	4.32%	06/01/34	105,109
	GSR Mortgage Loan Trust
11,323	Series 2003-10, Class 1A12 (c)	4.42%	10/01/33	11,392
182,105	Series 2005-AR1, Class 4A1 (c)	3.48%	01/01/35	174,888
	Harborview Mortgage Loan Trust
399,141	Series 2004-6, Class 3A1 (c)	4.53%	08/01/34	394,037
	Home Equity Asset Trust
50,554	Series 2005-3, Class M4, 1 Mo. LIBOR + 0.64% (a)	3.15%	08/25/35	51,020
520,000	Series 2005-9, Class M1, 1 Mo. LIBOR + 0.41% (a)	2.92%	04/25/36	516,294
	Impac CMB Trust
234,119	Series 2004-6, Class 1A2, 1 Mo. LIBOR + 0.78% (a)	3.29%	10/25/34	229,476
	IXIS Real Estate Capital Trust
1,110,151	Series 2007-HE1, Class A3, 1 Mo. LIBOR + 0.16% (a)	2.67%	05/25/37	394,144
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Mortgage Trust
$919,654	Series 2005-ALT1, Class 4A1 (c)	4.25%	10/01/35	$855,011
788,035	Series 2006-A2, Class 4A1 (c)	4.48%	08/01/34	795,701
184,807	Series 2006-A2, Class 5A3 (c)	4.62%	11/01/33	190,019
104,193	Series 2014-2, Class 1A1 (b)	3.00%	06/01/29	103,568
	JP Morgan Re-REMIC
7,315	Series 2009-7, Class 12A1 (b)	6.25%	01/03/37	7,315
	MASTR Adjustable Rate Mortgages Trust
45,987	Series 2004-13, Class 3A7B, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00% (a)	4.57%	11/01/34	46,885
	MASTR Alternative Loan Trust
3,641,352	Series 2006-2, Class 2A3, 1 Mo. LIBOR + 0.35% (a)	2.86%	03/25/36	658,788
	MASTR Asset Backed Securities Trust
831,282	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (a)	2.67%	11/25/36	570,351
1,278,554	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.11% (a)	2.62%	08/25/36	665,369
583,599	Series 2006-NC2, Class A5, 1 Mo. LIBOR + 0.24% (a)	2.75%	08/25/36	309,278
	MASTR Asset Securitization Trust
18,573	Series 2003-11, Class 5A2	5.25%	12/01/23	18,359
60,761	Series 2003-11, Class 6A16	5.25%	12/01/33	61,095
	Mellon Residential Funding Corp. Mortgage Pass-Through Trust
306,222	Series 2001-TBC1, Class A1, 1 Mo. LIBOR + 0.70% (a)	3.21%	11/15/31	306,014
311,396	Series 2002-TBC2, Class A, 1 Mo. LIBOR + 0.86% (a)	3.37%	08/15/32	300,754
	Meritage Mortgage Loan Trust
107,723	Series 2004-2, Class M3, 1 Mo. LIBOR + 0.98% (a)	3.49%	01/25/35	105,562
	Morgan Stanley Mortgage Loan Trust
471,375	Series 2004-7AR, Class 2A6 (c)	4.42%	09/01/34	477,845
	MortgageIT Trust
268,942	Series 2005-2, Class 2A, 1 Mo. LIBOR + 1.65% (a)	4.17%	05/01/35	267,100
	New Residential Mortgage Loan Trust
568,012	Series 2014-2A, Class A2 (b)	3.75%	05/01/54	570,336
699,042	Series 2016-1A, Class A1 (b)	3.75%	03/01/56	699,281
	Nomura Asset Acceptance Corporation
1,051,995	Series 2004-AR4, Class M1, 1 Mo. LIBOR + 1.10% (a)	3.61%	12/25/34	1,053,979
	Nomura Resecuritization Trust
1,229,309	Series 2015-6R, Class 2A4 (b) (c)	6.24%	01/02/37	997,953
	Oakwood Mortgage Investors, Inc.
292,428	Series 2001-B, Class A2, 1 Mo. LIBOR + 0.38% (a) (b)	2.89%	08/15/30	290,358
	Pretium Mortgage Credit Partners I LLC
410,548	Series 2017-NPL4, Class A1, steps up 8/27/20 to 6.25% (b) (d)	3.25%	08/27/32	407,623
	Provident Funding Mortgage Loan Trust
75,315	Series 2004-1, Class 1A1 (c)	4.12%	04/01/34	76,176
181,914	Series 2005-1, Class 1A1 (c)	3.88%	05/01/35	182,542
	RBSSP Resecuritization Trust
3,444	Series 2010-10, Class 2A1, 1 Mo. LIBOR + 0.13% (a) (b)	2.64%	09/26/36	3,450
	RCO Mortgage LLC
345,983	Series 2017-1, Class A1, steps up 8/25/20 to 6.38% (b) (d)	3.38%	08/25/22	344,970
	Residential Accredit Loans, Inc.
136,493	Series 2006-QO1, Class 2A1, 1 Mo. LIBOR + 0.27% (a)	2.78%	02/25/46	103,068
1,528,092	Series 2006-QS6, Class 1AV, IO (c)	0.75%	06/01/36	39,269
	Residential Asset Securitization Trust
32,645	Series 2004-A3, Class A7	5.25%	06/01/34	33,402
	Saxon Asset Securities Trust
883,132	Series 2007-2, Class A2D, 1 Mo. LIBOR + 0.30% (a)	2.81%	05/25/47	732,223
	Sequoia Mortgage Trust
471,368	Series 2017-CH2, Class A10 (b)	4.00%	12/01/47	475,180
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Sequoia Mortgage Trust (Continued)
$282,972	Series 2018-CH2, Class A12 (b)	4.00%	06/01/48	$286,111
	Structured Adjustable Rate Mortgage Loan Trust
310,250	Series 2004-2, Class 4A2 (c)	4.19%	03/01/34	309,493
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
60,820	Series 2001-SB1, Class A2	3.38%	08/01/31	60,064
	Thornburg Mortgage Securities Trust
274,663	Series 2003-4, Class A1, 1 Mo. LIBOR + 0.64% (a)	3.15%	09/25/43	272,890
	Towd Point Mortgage Trust
1,530,200	Series 2015-1, Class AES (b)	3.00%	10/01/53	1,523,923
1,594,585	Series 2015-2, Class 2A1 (b)	3.75%	11/01/57	1,597,219
1,255,281	Series 2015-3, Class A1B (b)	3.00%	03/01/54	1,244,978
849,140	Series 2016-1, Class A3B (b)	3.00%	02/01/55	841,482
231,083	Series 2016-4, Class A1 (b)	2.25%	07/01/56	225,999
	Vericrest Opportunity Loan Transferee
500,000	Series 2018-NPL6, Class A1B, steps up 9/25/21 to 7.56% (b) (d)	4.56%	09/25/48	505,037
	Wachovia Mortgage Loan Trust, LLC
228,458	Series 2006-A, Class 3A1 (c)	4.49%	05/01/36	225,141
	WaMu Mortgage Pass-Through Certificates
239,237	Series 2003-AR5, Class A7 (c)	4.08%	06/01/33	242,119
371,911	Series 2004-AR1, Class A (c)	3.81%	03/01/34	380,463
449,399	Series 2004-AR10, Class A1B, 1 Mo. LIBOR + 0.42% (a)	2.93%	07/25/44	445,708
347,739	Series 2004-AR13, Class A1A, 1 Mo. LIBOR + 0.72% (a)	3.23%	11/25/34	348,233
64,330	Series 2004-AR3, Class A2 (c)	3.95%	06/01/34	65,633
476,134	Series 2005-AR1, Class A1A, 1 Mo. LIBOR + 0.64% (a)	3.15%	01/25/45	489,171
670,623	Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (a)	2.83%	08/25/45	668,154
615,078	Series 2005-AR6, Class 2A1A, 1 Mo. LIBOR + 0.46% (a)	2.97%	04/25/45	617,365
255,460	Series 2005-AR9, Class A1A, 1 Mo. LIBOR + 0.64% (a)	3.15%	07/25/45	256,326
474,817	Series 2006-AR2, Class 1A1 (c)	3.98%	03/01/36	463,339
	Washington Mutual Alternative Mortgage Pass-Through Certificates
22,717	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (e)	24.42%	06/25/37	38,466
	Washington Mutual MSC Mortgage Pass-Through Certificates
342,168	Series 2004-RA1, Class 2A	7.00%	03/01/34	371,275
	Wells Fargo Mortgage Backed Securities Trust
297,906	Series 2003-H, Class A1 (c)	4.72%	09/01/33	302,281
354,806	Series 2004-A, Class A1 (c)	5.02%	02/01/34	368,263
50,150	Series 2004-EE, Class 3A1 (c)	4.56%	12/01/34	52,257
608,728	Series 2004-R, Class 1A1 (c)	4.73%	09/01/34	620,293
144,764	Series 2004-S, Class A1 (c)	4.61%	09/01/34	148,841
282,983	Series 2004-Y, Class 1A2 (c)	4.91%	11/01/34	291,355
3,208	Series 2004-Z, Class 2A1 (c)	4.97%	12/01/34	3,275
13,511	Series 2004-Z, Class 2A2 (c)	4.97%	12/01/34	13,796
162,208	Series 2005-AR10, Class 2A17 (c)	4.68%	06/01/35	167,564
251,445	Series 2005-AR16, Class 1A1 (c)	4.57%	08/01/33	256,003
244,491	Series 2005-AR3, Class 2A1 (c)	4.57%	03/01/35	249,088
243,529	Series 2005-AR8, Class 1A1 (c)	4.45%	06/01/35	250,283
279,842	Series 2006-13, Class A5	6.00%	10/01/36	275,624
76,019	Series 2007-16, Class 1A1	6.00%	12/04/37	75,436
146,470	Series 2007-2, Class 1A13	6.00%	03/01/37	141,934
35,345	Series 2007-8, Class 2A2	6.00%	07/01/37	34,829
	WinWater Mortgage Loan Trust
438,778	Series 2015-5, Class A5 (b)	3.50%	08/01/45	437,852
				35,400,533
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities – 5.2%
	Bayview Commercial Asset Trust
$326,865	Series 2004-2, Class A, 1 Mo. LIBOR + 0.43% (a) (b)	2.94%	08/25/34	$324,974
	Hudsons Bay Simon JV Trust
510,000	Series 2015-HBFL, Class DFL, 1 Mo. LIBOR + 3.65% (a) (b)	6.41%	08/05/34	511,328
	Mortgage Stanley Capital I Trust
1,000,000	Series 2017-CLS, Class D, 1 Mo. LIBOR + 1.40% (a) (b)	3.91%	11/15/34	974,840
	UBS-Barclays Commercial Mortgage Trust
13,803,927	Series 2013-C5, Class XA, IO (b) (c)	0.97%	03/01/46	445,719
	Waldorf Astoria Boca Raton Trust
1,000,000	Series 2016-BOCA, Class E, 1 Mo. LIBOR + 4.35% (a) (f)	6.86%	06/15/29	1,004,751
				3,261,612
	Total Mortgage-Backed Securities			38,662,145
	(Cost $39,023,518)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 39.8%
	Collateralized Mortgage Obligations – 26.8%
	Federal Home Loan Mortgage Corp.
8,769	Series 1007, Class H, 1 Mo. LIBOR x -1.35 + 20.88% (e)	17.50%	10/15/20	9,251
27,856	Series 1394, Class ID, Cost of Funds 11th District of San Fransisco x -4.67 + 44.56%, Capped at 9.57% (e)	9.57%	10/15/22	30,664
26,704	Series 2303, Class SW, Cost of Funds 11th District of San Fransisco x -15.87 + 121.11%, Capped at 10.00% (e)	10.00%	03/01/24	4,740
83,276	Series 2334, Class QS, 1 Mo. LIBOR x -3.5 + 28.18% (e)	19.39%	07/15/31	117,129
315,907	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (e)	6.50%	03/01/32	64,134
719,669	Series 2807, Class SB, IO, 1 Mo. LIBOR x -1 + 7.45% (e)	4.94%	11/15/33	128,612
2,020,412	Series 2973, Class SX, IO, 1 Mo. LIBOR x -1 + 6.60%, Capped at 1.60% (e)	1.60%	05/15/35	20,387
1,692,675	Series 2975, Class SJ, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	4.14%	05/15/35	211,078
325,165	Series 3012, Class GK, 1 Mo. LIBOR x -4.5 + 24.75% (e)	13.46%	06/15/35	451,715
216,640	Series 3108, Class QZ	6.00%	02/01/36	285,349
13,874	Series 3195, Class SX, 1 Mo. LIBOR x -6.5 + 46.15% (e)	29.84%	07/15/36	43,865
294,983	Series 3210, Class ZA	6.00%	09/01/36	359,025
93,531	Series 3410, Class HC	5.50%	02/01/38	102,201
119,386	Series 3451, Class SB, IO, 1 Mo. LIBOR x -1 + 6.03% (e)	3.52%	05/15/38	10,032
580,361	Series 3471, Class SD, IO, 1 Mo. LIBOR x -1 + 6.08% (e)	3.57%	12/15/36	81,778
803,756	Series 3784, Class BI, IO	3.50%	01/01/21	18,878
250,000	Series 3797, Class KB	4.50%	01/01/41	271,204
174,595	Series 3898, Class NI, IO	5.00%	07/01/40	4,994
800,670	Series 3985, Class GI, IO	3.00%	10/01/26	43,371
68,620	Series 4021, Class IP, IO	3.00%	03/01/27	4,960
928,994	Series 4057, Class YI, IO	3.00%	06/01/27	77,161
1,775,826	Series 4082, Class PI, IO	3.00%	06/01/27	156,885
969,373	Series 4206, Class IA, IO	3.00%	03/01/33	126,877
483,637	Series 4615, Class GT, 1 Mo. LIBOR x -4 + 16.00%, Capped at 4.00% (e)	4.00%	10/15/42	420,984
6,422,068	Series 4619, Class IB, IO	4.00%	12/01/47	810,969
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
52,175	Series T-56, Class APO	(g)	05/01/43	45,388
	Federal Home Loan Mortgage Corp., STRIPS
97,773	Series 177, IO	7.00%	06/17/26	15,846
762,022	Series 243, Class 2, IO	5.00%	11/01/35	151,203
	Federal National Mortgage Association
97,467	Series 1996-46, Class ZA	7.50%	11/01/26	107,097
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$386,554	Series 1997-85, Class M, IO	6.50%	12/01/27	$45,025
60,617	Series 2002-80, Class IO, IO	6.00%	09/01/32	11,076
105,458	Series 2003-15, Class MS, IO, 1 Mo. LIBOR x -1 + 8.00% (e)	5.49%	03/25/33	18,554
140,169	Series 2003-44, Class IU, IO	7.00%	06/01/33	33,431
710,823	Series 2004-49, Class SN, IO, 1 Mo. LIBOR x -1 + 7.10% (e)	4.59%	07/25/34	88,782
20,337	Series 2004-74, Class SW, 1 Mo. LIBOR x -2 + 15.50% (e)	10.47%	11/25/31	25,334
500,000	Series 2004-W10, Class A6	5.75%	08/01/34	543,108
273,214	Series 2005-122, Class SN, 1 Mo. LIBOR x -4 + 28.60% (e)	18.56%	01/25/36	449,664
34,589	Series 2005-59 SU, 1 Mo. LIBOR x -5 + 25.50% (e)	12.95%	06/25/35	48,525
123,564	Series 2005-6, Class SE, IO, 1 Mo. LIBOR x -1 + 6.70% (e)	4.19%	02/25/35	19,548
212,330	Series 2006-105, Class ZA	6.00%	11/01/36	266,494
171,661	Series 2006-5, Class 3A2, 1 Mo. LIBOR + 2.08% (a)	4.12%	05/01/35	180,117
79,758	Series 2007-100, Class SM, IO, 1 Mo. LIBOR x -1 + 6.45% (e)	3.94%	10/25/37	10,979
226,333	Series 2007-30, Class ZM	4.25%	04/01/37	241,084
351,269	Series 2007-37, Class SB, IO, 1 Mo. LIBOR x -1 + 6.75% (e)	4.24%	05/25/37	62,038
294,177	Series 2008-17, Class BE	5.50%	10/01/37	339,680
182,000	Series 2008-2, Class PH	5.50%	02/01/38	207,609
1,062	Series 2008-50, Class AI, IO	5.50%	06/01/23	16
139,292	Series 2008-87, Class AS, IO, 1 Mo. LIBOR x -1 + 7.65% (e)	5.14%	07/25/33	22,390
399,000	Series 2009-28, Class HX	5.00%	05/01/39	462,703
175,704	Series 2009-37, Class NZ	5.71%	02/01/37	215,241
1,658,012	Series 2010-103, Class ID, IO	5.00%	09/01/40	367,112
318,454	Series 2010-104, Class CI, IO	4.00%	09/01/20	5,724
49,718	Series 2010-142, Class PS, IO, 1 Mo. LIBOR x -1 + 6.05% (e)	3.54%	05/25/40	984
121,617	Series 2010-145, Class TI, IO	3.50%	12/01/20	2,425
86,686	Series 2010-99, Class SG, 1 Mo. LIBOR x -5 + 25.00% (e)	12.40%	09/01/40	120,161
80,577	Series 2011-5, Class IK, IO	8.00%	02/01/21	3,872
825,000	Series 2011-52, Class LB	5.50%	06/01/41	922,277
1,347,082	Series 2011-66, Class QI, IO	3.50%	07/01/21	43,757
2,239,715	Series 2011-81, Class PI, IO	3.50%	08/01/26	176,690
142,619	Series 2012-111, Class B	7.00%	10/01/42	165,708
1,908,087	Series 2012-112, Class BI, IO	3.00%	09/01/31	183,424
1,595,964	Series 2012-125, Class MI, IO	3.50%	11/01/42	347,300
26,884	Series 2012-74, Class OA	(g)	03/01/42	24,466
26,884	Series 2012-75, Class AO	(g)	03/01/42	23,815
149,284	Series 2013-132, Class SW, 1 Mo. LIBOR x -2.67 + 10.67% (e)	3.95%	01/01/44	155,548
72,200	Series 2013-14, Class ES, 1 Mo. LIBOR x -1.50 + 6.08% (e)	2.31%	03/25/43	63,431
766,611	Series 2013-28, Class AQ	2.00%	07/01/38	758,475
2,015,780	Series 2013-32, Class IG, IO	3.50%	04/01/33	279,868
513,705	Series 2013-51, Class PI, IO	3.00%	11/01/32	55,957
3,585,685	Series 2015-20, Class ES, IO, 1 Mo. LIBOR x -1 + 6.15% (e)	3.64%	04/25/45	564,765
1,427,257	Series 2015-76, Class BI, IO	4.00%	10/01/39	170,699
3,905,918	Series 2015-97, Class AI, IO	4.00%	09/01/41	590,054
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	55,629
	Federal National Mortgage Association, STRIPS
67,296	Series 305, Class 12, IO (h)	6.50%	12/01/29	11,660
73,622	Series 355, Class 18, IO	7.50%	11/01/33	17,057
2,559,533	Series 387, Class 10, IO	6.00%	04/01/38	604,963
1,537,131	Series 406, Class 6, IO (h)	4.00%	01/01/41	304,360
	Government National Mortgage Association
188,949	Series 2004-95, Class QZ	4.50%	11/01/34	202,320
276,881	Series 2005-33, Class AY	5.50%	04/01/35	299,013
127,869	Series 2005-68, Class DP, 1 Mo. LIBOR x -2.41 + 16.43% (e)	10.39%	06/17/35	145,229
401,591	Series 2005-68, Class KI, IO, 1 Mo. LIBOR x -1 + 6.30% (e)	3.80%	09/20/35	50,908
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$46,269	Series 2006-28, Class VS, 1 Mo. LIBOR x -13 + 87.10% (e)	54.56%	06/20/36	$129,105
635,771	Series 2007-14, Class PB	5.40%	03/01/37	675,013
103,249	Series 2007-50, Class AI, IO, 1 Mo. LIBOR x -1 + 6.78% (e)	4.27%	08/20/37	11,208
328,527	Series 2007-68, Class PI, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	4.15%	11/20/37	47,511
100,000	Series 2008-2, Class HB	5.50%	01/01/38	113,801
279,000	Series 2008-32, Class JD	5.50%	04/01/38	329,332
284,846	Series 2008-73, Class SK, IO, 1 Mo. LIBOR x -1 + 6.74% (e)	4.24%	08/20/38	34,865
839,310	Series 2009-100, Class SL, IO, 1 Mo. LIBOR x -1 + 6.50% (e)	3.99%	05/16/39	35,752
238,543	Series 2009-12, Class IE, IO	5.50%	03/01/39	44,724
73,596	Series 2009-65, Class NJ, IO	5.50%	07/01/39	3,503
123,948	Series 2009-79, Class PZ	6.00%	09/01/39	155,101
715,000	Series 2010-61, Class KE	5.00%	05/01/40	821,031
288,818	Series 2011-131, Class EI, IO	4.50%	08/01/39	10,171
506,604	Series 2013-104, Class YS, IO, 1 Mo. LIBOR x -1 + 6.15% (e)	3.64%	07/16/43	72,282
71,041	Series 2016-139, Class MZ	1.50%	07/01/45	44,230
140,152	Series 2017-4, Class CZ	3.00%	01/01/47	126,181
106,300	Series 2017-H18, Class DZ (h)	4.59%	09/01/67	115,551
				16,954,187
	Commercial Mortgage-Backed Securities – 0.3%
	Government National Mortgage Association
218,000	Series 2013-57, Class D (h)	2.35%	06/01/46	191,252
	Pass-through Security – 12.7%
	Federal Home Loan Mortgage Corp.
178,015	Pool A94738	4.50%	11/01/40	185,235
536,423	Pool K36017	5.00%	09/01/47	555,465
	Federal National Mortgage Association
11,584	Pool 535919	6.50%	05/01/21	12,556
866,236	Pool 831145	6.00%	12/01/35	950,141
826,507	Pool 843971	6.00%	11/01/35	914,516
1,239,073	Pool AB5688	3.50%	07/01/37	1,249,890
2,000,000	Pool TBA (i)	4.00%	03/25/49	2,045,313
2,000,000	Pool TBA (i)	4.50%	03/25/49	2,076,484
				7,989,600
	Total U.S. Government Agency Mortgage-Backed Securities			25,135,039
	(Cost $26,346,219)
ASSET-BACKED SECURITIES – 1.4%
	Green Tree Financial Corp.
64,494	Series 1998-4, Class A7	6.87%	04/01/30	67,897
	Mid-State Capital Corp. Trust
354,388	Series 2004-1, Class M1	6.50%	08/01/37	383,038
369,021	Series 2005-1, Class A	5.75%	01/01/40	397,351
	Total Asset-Backed Securities			848,286
	(Cost $798,637)

Total Investments – 102.4%	64,645,470
(Cost $66,168,374) (j)
Net Other Assets and Liabilities – (2.4)%	(1,496,271)
Net Assets – 100.0%	$63,149,199
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Portfolio of Investments):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 5-Year Notes	Short	4	Mar 2019	$ (459,437)	$(7,406)
U.S. Treasury Long Bond Futures	Long	2	Mar 2019	293,375	14,359
CME Ultra Long Term U.S Treasury Bond Futures	Long	2	Mar 2019	322,250	5,688
Total Futures Contracts				$ 156,188	$12,641

(a)	Floating or variable rate security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2019, securities noted as such amounted to $14,698,914 or 23.3% of net assets.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at January 31, 2019.
(e)	Inverse floating rate security.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(g)	Zero coupon security.
(h)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(i)	All or portion of this security is part of a mortgage dollar roll agreement (see Note 2H - Mortgage Dollar Rolls and TBA Transactions in the Notes to Portfolio of Investments).
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,525,992 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,036,255. The net unrealized depreciation was $1,510,263. The amounts presented are inclusive of derivative contracts.

IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$ 38,662,145	$ —	$ 38,662,145	$ —
U.S. Government Agency Mortgage-Backed Securities	25,135,039	—	25,135,039	—
Asset-Backed Securities	848,286	—	848,286	—
Total Investments	64,645,470	—	64,645,470	—
Futures Contracts	20,047	20,047	—	—
Total	$ 64,665,517	$ 20,047	$ 64,645,470	$—
LIABILITIES TABLE
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (7,406)	$ (7,406)	$ —	$ —
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Mortgage Income Fund (FMY)
January 31, 2019 (Unaudited)
1. Organization
First Trust Mortgage Income Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FMY on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to,

Notes to Portfolio of Investments (Continued)
First Trust Mortgage Income Fund (FMY)
January 31, 2019 (Unaudited)
restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
12)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a

Notes to Portfolio of Investments (Continued)
First Trust Mortgage Income Fund (FMY)
January 31, 2019 (Unaudited)
permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2019, the Fund had no when-issued or delayed-delivery securities. At January 31, 2019, the Fund held $4,121,797 of forward purchase commitments.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2019, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E	7/12/16	$1,000,000	$100.48	$1,000,000	$1,004,751	1.59%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Inverse Floating-Rate Securities
An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio and have the effect of creating leverage. These securities, if any, are identified on the Portfolio of Investments.

Notes to Portfolio of Investments (Continued)
First Trust Mortgage Income Fund (FMY)
January 31, 2019 (Unaudited)
F. Stripped Mortgage-Backed Securities
Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest-only security (“IO Security”) and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.
G. Interest-Only Securities
An IO Security is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
H. Mortgage Dollar Rolls and TBA Transactions
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchase and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.
3. Derivative Transactions
During the fiscal year-to-date period (November 1, 2018 through January 31, 2019), the notional value of futures contracts opened and closed were $2,536,631 and $3,655,881, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Mortgage Income Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 28, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 28, 2019

* Print the name and title of each signing officer under his or her signature.